SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 298,461	$ 344,853	$ 417,268
Deferred	(178,494)
Total income tax provision	$ 119,967	$ 344,853	$ 417,268